Investments - Summary of Equity Method Investments Included in Other Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Investment [Line Items]
Equity investments	$ 14,845	$ 18,462
Share of income (loss) for the year	$ 2,592	3,164	$ 2,821
PreAnalytiX GmbH
Investment [Line Items]
Ownership percentage	50.00%
Equity investments	$ 5,405	7,562
Share of income (loss) for the year	$ 4,062	$ 3,818	3,067
MAQGEN Biotechnology Co., Ltd
Investment [Line Items]
Ownership percentage	40.00%	40.00%
Equity investments	$ 5,154	$ 3,285
Share of income (loss) for the year	$ (579)	(542)	0
Suzhou Fuda Business Management and Consulting Partnership
Investment [Line Items]
Ownership percentage	33.67%
Equity investments	$ 3,138	0
Share of income (loss) for the year	$ 0	0	0
Apis Assay Technologies Ltd
Investment [Line Items]
Ownership percentage	19.00%
Equity investments	$ 770	0
Share of income (loss) for the year	$ 0	0	$ 0
Hombrechtikon Systems Engineering AG
Investment [Line Items]
Ownership percentage	19.00%		19.00%
Equity investments	$ 378	1,155
Share of income (loss) for the year	$ (668)	(346)	$ 0
Biotype Innovation GmbH
Investment [Line Items]
Ownership percentage	0.00%
Equity investments	$ 0	3,821
Share of income (loss) for the year	$ (123)	39	(335)
Pyrobett
Investment [Line Items]
Ownership percentage	19.00%
Equity investments	$ 0	2,639
Share of income (loss) for the year	$ (100)	195	333
QIAGEN (Suzhou) Institute of Translation Research Co., Ltd.
Investment [Line Items]
Ownership percentage	0.00%
Equity investments	$ 0	0
Share of income (loss) for the year	$ 0	$ 0	$ (244)